Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 84,501	$ 86,465	$ 98,280
Raw materials and consumables	32,675	15,528	13,617
Depreciation and amortization	140,723	127,569	127,211
Depreciation of right of use assets	9,266
Fuel, lubricants and others	27,940	27,190	26,077
Maintenance and repairs	24,378	23,135	20,413
Freights	28,424	28,387	40,328
Export taxes / selling taxes	52,312	42,074	36,808
Export expenses	5,552	2,774	3,511
Contractors and services	10,610	12,319	7,245
Energy transmission	3,145	2,689	3,312
Energy power	5,153	2,919	3,110
Professional fees	9,499	8,873	9,555
Other taxes	2,514	3,231	2,921
Contingencies	459	1,345	2,174
Lease expense and similar arrangements	1,288	1,409	1,659
Third parties raw materials	42,139	16,067	40,969
Tax recoveries	(396)
Others	21,330	20,384	16,811
Subtotal	501,512	422,358	454,001
Own agricultural produce consumed	186,815	160,544	152,332
Total	688,327	582,902	606,333
Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Total	524,153	436,607	453,635
Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Total	33,952	17,930	5,565
Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Total	66,386	61,600	68,969
Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Total	68,851	7,546	0
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Total	354,964	349,495	378,864
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	27,492	29,245	33,969
Raw materials and consumables	0	0	0
Depreciation and amortization	11,212	9,667	6,162
Depreciation of right of use assets	2,007
Fuel, lubricants and others	593	614	454
Maintenance and repairs	1,755	1,573	1,189
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	88	0	0
Energy power	145	145	190
Professional fees	8,065	7,781	7,519
Other taxes	1,089	1,309	845
Contingencies	459	1,345	2,174
Lease expense and similar arrangements	831	1,077	1,334
Third parties raw materials	0	0	0
Tax recoveries	0
Others	3,466	3,324	3,463
Subtotal	57,202	56,080	57,299
Own agricultural produce consumed	0	0	0
Total	57,202	56,080	57,299
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	6,211	5,908	6,724
Raw materials and consumables	0	0	0
Depreciation and amortization	868	767	778
Depreciation of right of use assets	5
Fuel, lubricants and others	225	192	242
Maintenance and repairs	534	365	469
Freights	23,130	24,700	33,682
Export taxes / selling taxes	52,312	42,074	36,808
Export expenses	5,552	2,774	3,511
Contractors and services	0	0	0
Energy transmission	3,057	2,689	3,312
Energy power	145	57	53
Professional fees	1,047	556	1,633
Other taxes	28	10	5
Contingencies	0	0	0
Lease expense and similar arrangements	125	53	56
Third parties raw materials	0	0	0
Tax recoveries	0
Others	13,733	10,070	8,126
Subtotal	106,972	90,215	95,399
Own agricultural produce consumed	0	0	0
Total	106,972	90,215	95,399
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	50,798	51,312	57,587
Raw materials and consumables	32,675	15,528	13,617
Depreciation and amortization	128,643	117,135	120,271
Depreciation of right of use assets	7,254
Fuel, lubricants and others	27,122	26,384	25,381
Maintenance and repairs	22,089	21,197	18,755
Freights	5,294	3,687	6,646
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	10,610	12,319	7,245
Energy transmission	0	0	0
Energy power	4,863	2,717	2,867
Professional fees	387	536	403
Other taxes	1,397	1,912	2,071
Contingencies	0	0	0
Lease expense and similar arrangements	332	279	269
Third parties raw materials	42,139	16,067	40,969
Tax recoveries	(396)
Others	4,131	6,990	5,222
Subtotal	337,338	276,063	301,303
Own agricultural produce consumed	186,815	160,544	152,332
Total	524,153	436,607	453,635
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	1,880	0	0
Raw materials and consumables	314	733	695
Depreciation and amortization	2,581	0	0
Depreciation of right of use assets	0
Fuel, lubricants and others	228	0	0
Maintenance and repairs	290	0	0
Freights	146	47	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,051	2,885	1,054
Energy transmission	0	0	0
Energy power	725	0	0
Professional fees	20	0	0
Other taxes	1	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	83	0	0
Third parties raw materials	7,136	0	0
Tax recoveries	0
Others	431	3	6
Subtotal	14,886	3,668	1,755
Own agricultural produce consumed	19,066	14,262	3,810
Total	33,952	17,930	5,565
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	4,738	5,055	7,115
Raw materials and consumables	6,527	4,391	3,579
Depreciation and amortization	1,897	1,764	836
Depreciation of right of use assets	116
Fuel, lubricants and others	83	117	109
Maintenance and repairs	1,120	1,452	1,750
Freights	2,405	2,519	6,074
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	138	254	0
Energy transmission	0	0	0
Energy power	1,298	1,239	1,342
Professional fees	65	52	51
Other taxes	74	71	93
Contingencies	0	0	0
Lease expense and similar arrangements	171	276	269
Third parties raw materials	5,629	2,913	6,808
Tax recoveries	0
Others	695	1,697	955
Subtotal	24,956	21,800	28,981
Own agricultural produce consumed	41,430	39,800	39,988
Total	66,386	61,600	68,969
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	4,412	115	0
Raw materials and consumables	10,151	282	0
Depreciation and amortization	2,140	118	0
Depreciation of right of use assets	344
Fuel, lubricants and others	1,381	0	0
Maintenance and repairs	985	30	0
Freights	1,959	436	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	40	1,279	0
Energy transmission	0	0	0
Energy power	1,659	138	0
Professional fees	127	0	0
Other taxes	81	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	78	3	0
Third parties raw materials	18,131	0	0
Tax recoveries	0
Others	681	223	0
Subtotal	42,169	2,624	0
Own agricultural produce consumed	26,682	4,922	0
Total	68,851	7,546	0
Operating segments | Cost of production of manufactured products | Farming | All other segments
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	36	229
Raw materials and consumables	0	0	0
Depreciation and amortization	0	0	8
Depreciation of right of use assets	0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries	0
Others	0	0	0
Subtotal	0	36	237
Own agricultural produce consumed	0	0	0
Total	0	36	237
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	39,768	46,106	50,243
Raw materials and consumables	15,683	10,122	9,343
Depreciation and amortization	122,025	115,253	119,427
Depreciation of right of use assets	6,794
Fuel, lubricants and others	25,430	26,267	25,272
Maintenance and repairs	19,694	19,715	17,005
Freights	784	685	572
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	9,381	7,901	6,191
Energy transmission	0	0	0
Energy power	1,181	1,340	1,525
Professional fees	175	484	352
Other taxes	1,241	1,841	1,978
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	11,243	13,154	34,161
Tax recoveries	(396)
Others	2,324	5,067	4,261
Subtotal	255,327	247,935	270,330
Own agricultural produce consumed	99,637	101,560	108,534
Total	$ 354,964	$ 349,495	$ 378,864